Leases (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Balance at the beginning of the year	R$ 3,933	R$ 4,241
New contracts	605	1,283
Disposals	(170)	(70)
Remeasurement	217
Interests and monetary and exchange variations, net	625	45
Currency translation adjustments	361	(78)
Payments	(1,004)	(1,209)
Interest paid	(261)	(279)
Balance at the end of the year	4,306	3,933
Lease current liabilities	1,000	978
Lease non current liabilities	3,306	2,955
Lease liabilities	R$ 4,306	R$ 3,933